Flight Equipment Held for Operating Leases (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contracted future minimum rentals due under operating leases
2013	$ 299,730
2014	253,831
2015	192,541
2016	116,595
2017	79,696
Thereafter	42,542
Future minimum rental payments under operating leases	$ 984,935